Note 1 - Summary of Significant Accounting Policies - Estimated Useful Life of Intangible Assets (Details)	6 Months Ended
Jun. 30, 2018
Patents [Member]
Finite intangible assets, useful life (Year)	5 years
SAP Licenses [Member]
Finite intangible assets, useful life (Year)	10 years
Other Licenses [Member]
Finite intangible assets, useful life (Year)	5 years
Trademarks and Trade Names [Member]
Finite intangible assets, useful life (Year)	7 years